Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2022
Entity Registrant Name	dei_EntityRegistrantName	Simplify Exchange Traded Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0001810747
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 17, 2023
Document Effective Date	dei_DocumentEffectiveDate	Jan. 17, 2023
Prospectus Date	rr_ProspectusDate	Jan. 17, 2023
Simplify Propel Opportunities ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - SIMPLIFY PROPEL OPPORTUNITIES ETF
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Investment Objective: The Simplify Propel Opportunities ETF (the “Fund”) seeks to provide long-term growth of capital.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Investors purchasing or selling shares of the Fund in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the table and expense example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund is a new fund and does not have any portfolio turnover.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the Fund’s initial fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses, are estimated for the Fund’s initial fiscal year, are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in mutual funds and other exchange traded funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example further assumes that the Fund’s operating expense limitation agreement will only be in place for the term specified above. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Investment Strategies: The Fund is an actively managed exchange-traded fund (“ETF”). The Fund’s investment adviser Simplify Asset Management Inc. (the “Adviser”) collaborates with the Fund’s sub-adviser, Propel Bio Management, LLC (the “Sub-Adviser”), to seek to achieve the Fund’s investment objective. The Fund concentrates its investments (i.e., invests more than 25% of its net assets) in the securities of issuers in the biotechnology, pharmaceuticals, healthcare technology, and life science tools and services industries. Each of these industries are commonly categorized within the healthcare sector because they share similar economic features and regulatory constraints. The Sub-Adviser employs an actively managed opportunistic multi-asset strategy that focuses on common stock, preferred stock, convertible bonds, structured notes, corporate notes and bonds, and ETFs that primarily invest in the preceding security types. The Adviser employs a derivatives strategy to partially protect or enhance Fund returns. The Sub-Adviser is responsible for security selection and the Adviser is responsible for trade execution, regulatory oversight of the Fund and the derivatives strategy.

The Fund invests without restriction as to security currency, issuer capitalization, or country and without restriction as to debt credit quality, maturity, structure, or issuer type. Lower quality corporate debt is commonly known as a “junk bond.” Junk bonds are generally rated lower than Baa3 by Moody’s Investors Service, Inc. or lower than BBB- by Standard and Poor’s Ratings Group or lower than BBB- by Fitch Ratings, Inc. The Fund is “non-diversified,” meaning it may invest a greater portion of its assets in fewer issuers than is permissible for a “diversified” Fund.

Sub-Adviser’s Opportunistic Multi-Asset Strategy

The Sub-Adviser selects securities that it believes present attractive investment opportunities, which may include securities that the Sub-Adviser believes are neglected and overlooked investments and present significant opportunities for capital appreciation. The Sub-Adviser uses fundamental, bottom-up analysis to identify securities that present attractive investment opportunities, which may include securities that the Sub-Adviser determines to be undervalued or present opportunities for growth. The Sub-Adviser selects debt or equity exposure based on its estimation of expected relative returns. The Sub-Adviser sells a security when it believes it is no longer undervalued or when more attractive investments are identified.

Healthcare Sector Sub-Strategy

The Sub-Adviser employs individuals who possess significant scientific, technical, operational, regulatory and commercial expertise to evaluate the science and prospects of healthcare sector companies as well as individuals with significant experience and expertise in identifying securities that present attractive investment opportunities, which may include securities that the Sub-Adviser determines to be undervalued or present opportunities for growth. Healthcare sector companies that the Fund will typically include in the portfolio will be small to medium capitalization companies that may be in various stages of maturity. These may include “early-stage companies” which include those that routinely develop new products or services or are in the process of conducting clinical trials and may not yet be consistently profitable. The Sub-Adviser’s evaluation ranks the expected returns and risk profile of each potential investment based upon an evaluation of: (i) the scientific proposition of the issuer, (ii) the probability that the science will lead to a product or treatment, and (iii) projected profits from each successful product or treatment.

Adviser’s Derivatives-Based Strategy

The Fund may invest up to 20% of the Fund’s portfolio in derivatives, measured at market value. Such derivatives include equity, treasury, commodity, and currency futures (derivative contracts that obligate the buyer or seller to transact at a set price and predetermined time) and exchange-traded and over the counter (“OTC”) put and call options on equities, treasuries, commodities, and currencies or futures. The derivatives strategy is a form of leveraged investing. When the Fund purchases a call option, the Fund has the right, but not the obligation, to buy an asset at a specified price (strike price) within a specific time period. When the Fund purchases a put option, the Fund has the right, but not the obligation, to sell an asset at a specified price (strike price) within a specific time period. The Fund may invest in total return swaps such as swaps on high yield debt instruments or high yield indexes or equity indexes as reference assets. A total return swap is a swap agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset. These are regulatory primarily by the Commodity Futures Trading Commission or the Securities and Exchange Commission, depending on the underlying asset.

The option overlay is a strategic, persistent exposure meant to partially hedge against market declines. If the market goes up, the Fund’s returns may outperform the market because the Adviser will sell or exercise the call options. If the market goes down, the Fund’s returns may fall less than the market because the Adviser will sell or exercise the put options.

The Adviser selects derivatives based upon its evaluation of relative value, such as, based on cost, strike price (price that the option can be bought or sold by the option holder) and maturity (the last date the option contract is valid) and will exercise or close the options typically based on maturity. The Adviser anticipates purchasing and selling its derivatives on a monthly, quarterly, and annual basis, depending upon the Fund’s rebalancing requirements and expiration dates. However, the Adviser may rebalance the Fund’s derivative portfolio on a more frequent basis for a number of reasons such as when market volatility renders the protection provided by the derivative strategy ineffective or a derivative position has appreciated to the point that it is prudent to decrease the Fund’s exposure and realize gains for the Fund’s shareholders. While the use of derivatives is intended to improve the Fund’s performance, there is no guarantee that it will do so.

When using derivatives, the Fund is required to post collateral to assure its performance. The Fund will hold cash and cash-like instruments or high-quality short term fixed income securities (collectively, “Collateral”). The Collateral may consist of (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) fixed income ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality. The Adviser considers an unrated security to be of comparable quality to a security rated investment grade if it believes it has a similar low risk of default.

The Fund may continue to hold a position in an oil pipeline limited partnership, but this is not part of the Fund’s active investment strategy.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Principal Investment Risks: As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and price of shares and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Active Management Risk. The Fund is subject to the risk that the investment management strategies may not produce the intended results and may negatively impact Fund performance. The Adviser’s derivatives overlay strategy will not fully protect the Fund from declines in the market. The Sub-Adviser’s opportunistic multi-asset strategy may be ineffective.

Industry Concentration Risk. The Fund’s net asset value may fluctuate more than that of a fund that does not concentrate in a particular industry.

●	Biotechnology Industry Risk. The biotechnology industry can be significantly affected by patent considerations, including the termination of patent protections for products, intense competition both domestically and internationally, rapid technological change and obsolescence, government regulation and expensive insurance costs due to the risk of product liability lawsuits. In addition, the biotechnology industry is an emerging growth industry, and therefore biotechnology companies may be thinly capitalized and more volatile than companies with greater capitalizations. Biotechnology companies must contend with high development costs, which may be exacerbated by the inability to raise prices to cover costs because of managed care pressure, government regulation or price controls.

●	Pharmaceutical Industry Risk. Companies in the pharmaceutical industry are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of the companies. Pharmaceutical companies are also subject to extensive litigation based on product liability and other similar claims. Many new products are subject to approval of the Food and Drug Administration, a process that can be long and costly. Expanding international operations may lead to risks resulting from differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices.

●	Healthcare Technology Industry Risk. To the extent the Fund focuses on the healthcare technology industry, the Fund may be more susceptible to the particular risks that may affect companies in the healthcare technology industry than if it were invested in a wider variety of companies in unrelated sectors. The profitability of companies in the healthcare technology industry may be adversely affected by the following factors, among others: extensive government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, changes in the demand for medical products and services, a limited number of products, industry innovation, changes in technologies and other market developments.

●	Life Science Tools and Services Industry Risk. Companies that manufacture or develop medical products, devices or services are subject to extensive regulation in the United States by the FDA and by comparable government agencies in other countries. The regulations govern the development, design, approval, manufacturing, labeling, importing and exporting and sale and marketing of many medical products. These regulations are also subject to future change. Failure to comply with applicable regulations and quality assurance guidelines could lead to manufacturing shutdowns, product shortages, delays in product manufacturing, product seizures, recalls, operating restrictions, withdrawal or suspension of required licenses, and prohibitions against exporting of products to, or importing products from, countries outside the United States. Medical product, device, and service companies could be required to expend significant financial and human resources to remediate failures to comply with applicable regulations and quality assurance guidelines.

Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. Russia’s invasion of the Ukraine, and corresponding events in late February 2022, have had, and could continue to have, severe adverse effects on regional and global economic markets for securities and commodities. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Small and Medium Capitalization Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience. These risks are amplified for early stage companies.

Commodity Risk. Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Convertible Bond Risk. Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities. Convertible bonds that are rated below investment grade are subject to the risks associated with high-yield investments. The refence common stock of a convertible bond may fail to reach a price that makes the conversion feature valuable.

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Leverage inherent in derivatives will tend to magnify the Fund’s losses if the derivative strategy is ineffective.

●	Futures Contract Risk. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) investments in futures contracts involves leverage, which means a small percentage of assets in futures can have a disproportionately large impact on the Fund and the Fund can lose more than the principal amount invested; (d) losses caused by unanticipated market movements, which are potentially unlimited; and (e) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors.

●	Option Risk. As the buyer of a call or put option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

●	Swap Risk. Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses if the hedge is ineffective or if the reference asset rises in price.

Foreign Securities Risk. The Fund’s investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market.

●	Emerging Markets Risk. Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The market for the securities of issuers in emerging markets typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

●	Foreign Currency Risk. Currency derivative trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

●	ADR Risk. ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Unsponsored ADRs are organized without the cooperation of the issuer and information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights are not passed through.

Junk Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. Longer maturity and longer duration bond prices will decline more in response to rising interest rates. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Limited History Risk. The Fund is a new ETF and has a limited history of operations for investors to evaluate.

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Non-Diversification Risk. The Fund’s portfolio may focus on a limited number of investments and will be subject to potential for volatility than a diversified fund.

Oil Pipeline Limited Partnership Risk. Pipeline companies are subject to adverse regulatory burdens, terrorism, natural disasters, operating interruptions, environmental, supply and demand, and price volatility risks. Limited partnerships may become taxable at the entity level if they lose their partnership tax status.

Over-the-Counter Market Risk. Securities and derivatives traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in over-the-counter transactions may include an undisclosed dealer markup. The Fund is also exposed to default by the over-the-counter option writer or swap counterparty who may be unwilling or unable to perform its contractual obligations to the Fund.

Preferred Stock Risk: The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments. The refence common stock of a convertible preferred stock may fail to reach a price that makes the conversion feature valuable.

Structured Note Risk. Structured notes involve tracking risk, issuer default risk and may involve leverage risk.

Underlying Funds Risk. ETFs in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the underlying ETFs and may be higher than other funds that invest directly in stocks and bonds. Each of the ETFs is subject to its own specific risks.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

ETF Structure Risks: The Fund is structured as an ETF and may also invest in underlying ETFs. As a result, the Fund is subject to special risks, including:

●	Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by authorized participants (“Authorized Participants”) at net asset value (“NAV”) and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

●	Trading Issues. Trading in Shares on the NYSE Arca, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

○	In times of market stress, market makers may step away from their role in market making in the Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund’s NAV.

○	The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for the Shares than the Fund’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

○	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

○	When all or a portion of the Fund’s underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

●	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund’s portfolio may focus on a limited number of investments and will be subject to potential for volatility than a diversified fund.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance: Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholder semi-annually. Updated performance information will be available at no cost by visiting www.simplify.us or by calling 1 (855) 772-8488.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1 (855) 772-8488
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.simplify.us
Simplify Propel Opportunities ETF | Simplify Propel Opportunities ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SURI
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	2.75%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.76%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 254
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 833

[1]	Estimated for the Fund’s initial fiscal year. The Fund has agreed to pay the adviser as compensation under a management agreement a monthly advisory fee (as a percentage of daily net assets) computed at the annual rate of 2.75% on assets up to $1 billion; 2.50% on assets over $1 billion and less than $5 billion; 2.00% on assets over $5 billion and less than $10 billion; and 1.00% on assets over $10 billion.
[2]	Other Expenses are estimated for the Fund’s initial fiscal year.
[3]	Acquired Fund Fees and Expenses, are estimated for the Fund’s initial fiscal year, are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[4]	The adviser and sub-adviser have collectively agreed to waive 0.25% of the management and sub-advisory fee on an annualized basis through December 31, 2023. This waiver may be terminated by the Fund's Board of Trustees on 60 days' notice and terminates automatically if the management agreement or sub-advisory agreement is terminated.